Equity Based Awards - Summary of stock based compensation based on the awards granted (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation expense	$ 1,777	$ 503	$ 2,971	$ 1,007	$ 2,569	$ 858
Stock Options
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation expense	1,188	503	2,382	1,007
Restricted Stock Units
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation expense	$ 589	$ 0	$ 589	$ 0